TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.0%
	EQUITY - 42.8%
210,900	Timothy Plan Free Cash Flow ETF(a)	$ 5,254,214
63,200	Timothy Plan High Dividend Stock ETF(a)	2,672,096
89,644	Timothy Plan International ETF(a)	3,344,618
82,005	Timothy Plan US Small Cap Core ETF(a)	3,934,780
		15,205,708
	FIXED INCOME - 35.2%
500,000	Timothy Plan Fixed Income ETF(a)	12,488,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,051,060)	27,694,508

	OPEN END FUNDS — 21.0%
	EQUITY - 12.4%
247,179	Timothy Plan International Fund, Class A(a)	4,431,916

	FIXED INCOME - 8.6%
338,259	Timothy Plan High Yield Bond Fund, Class A(a)	3,040,944

	TOTAL OPEN END FUNDS (Cost $5,962,010)	7,472,860

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
404,531	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $404,531)	404,531

	TOTAL INVESTMENTS - 100.1% (Cost $31,417,601)	$ 35,571,899
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,034)
	NET ASSETS - 100.0%	$ 35,527,865

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.